Trade Accounts Receivable (Details) - Schedule of trade accounts receivables - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Trade Accounts Receivables Abstract
Accounts receivables	$ 5,275,047		$ 3,771,492		$ 163,567
Total	$ 5,275,047	$ 8,667,673	$ 3,771,492		$ 163,567